Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552,400.00
Offering Note	Footnote to Amount Registered, Proposed Maximum Offering Price Per Unit and Amount of Registration Fee (Security Type - Debt, Equity): (1) There are being registered under this Registration Statement (the "Registration Statement") such indeterminate number of (i) debt securities of Rogers Communications Inc., (ii) preferred shares of Rogers Communications Inc., and (iii) guarantees of Rogers Communications Canada Inc. (and the guarantees of such guarantees by Rogers Communications Inc.) (collectively, the "Securities," and each a "Security") as shall have an aggregate initial offering price not to exceed $4,000,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by Rogers Communications Inc. and Rogers Communications Canada Inc. ("the Registrants") in connection with the sale of the Securities under this Registration Statement. Footnote to Amount of Registration Fee - (Security Type - Other): (2) No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933 (as amended, the "Securities Act"), no additional registration fee is payable in respect of the guarantees registered hereunder. Footnote to Maximum Aggregate Offering Price: (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.